Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.8%)
	Royal Gold Inc.	908,721	127,494
*	RBC Bearings Inc.	403,482	120,794
	Carpenter Technology Corp.	654,975	104,521
	Balchem Corp.	447,854	78,822
	Hexcel Corp.	1,128,360	69,766
	NewMarket Corp.	99,319	54,813
*	Arcadium Lithium plc	14,101,605	40,190
*,1	MP Materials Corp.	1,597,890	28,203
	Quaker Chemical Corp.	92,663	15,613
*	Century Aluminum Co.	704,395	11,432
			651,648
Consumer Discretionary (16.1%)
*	Deckers Outdoor Corp.	2,105,664	335,748
*	DraftKings Inc. Class A	6,373,726	249,850
*	Liberty Media Corp.-Liberty Formula One Class C	2,914,867	225,698
	RB Global Inc.	2,543,333	204,713
*	Floor & Decor Holdings Inc. Class A	1,407,171	174,728
	Wingstop Inc.	404,938	168,487
	Texas Roadhouse Inc. Class A	920,405	162,544
*	Carvana Co.	812,471	141,459
*	Duolingo Inc. Class A	490,926	138,451
	Wynn Resorts Ltd.	1,302,342	124,869
	Tempur Sealy International Inc.	2,277,179	124,334
	Churchill Downs Inc.	912,135	123,330
*	Skechers USA Inc. Class A	1,829,657	122,441
*	Caesars Entertainment Inc.	2,836,992	118,416
*	TKO Group Holdings Inc. Class A	950,649	117,605
*	Cava Group Inc.	946,825	117,264
*	Crocs Inc.	778,741	112,769
*	Bright Horizons Family Solutions Inc.	801,232	112,277
*	Light & Wonder Inc.	1,224,723	111,119
*	Planet Fitness Inc. Class A	1,167,487	94,823
	Pool Corp.	250,855	94,522
	Gentex Corp.	3,177,774	94,348
*	SiteOne Landscape Supply Inc.	622,833	93,992
	Vail Resorts Inc.	519,363	90,520
	Hyatt Hotels Corp. Class A	589,219	89,679
	Wyndham Hotels & Resorts Inc.	1,090,269	85,194
*	elf Beauty Inc.	778,383	84,867
*	Etsy Inc.	1,504,708	83,556
*	Ollie's Bargain Outlet Holdings Inc.	844,859	82,120
*,1	Wayfair Inc. Class A	1,282,178	72,033
*	Boot Barn Holdings Inc.	421,061	70,435
*	RH	203,691	68,120
*	Champion Homes Inc.	715,347	67,851
*,1	Rivian Automotive Inc. Class A	5,873,659	65,902
*	Five Below Inc.	722,162	63,803
*	Norwegian Cruise Line Holdings Ltd.	3,034,777	62,243
*	Grand Canyon Education Inc.	406,649	57,683
*	Shake Shack Inc. Class A	525,900	54,278
*	Madison Square Garden Sports Corp.	254,714	53,047
*	Frontdoor Inc.	1,056,357	50,695
	Six Flags Entertainment Corp.	1,245,796	50,218
*	Chewy Inc. Class A	1,664,727	48,760
*	YETI Holdings Inc.	1,168,518	47,944
*	Dutch Bros Inc. Class A	1,492,743	47,813
[1]	Choice Hotels International Inc.	358,480	46,710
*,1	Lucid Group Inc.	12,803,485	45,196
*	Sweetgreen Inc. Class A	1,264,344	44,821
*	Dorman Products Inc.	358,702	40,576
*	ACV Auctions Inc. Class A	1,890,549	38,435
*	Hilton Grand Vacations Inc.	980,843	35,624

		Shares	Market Value ($000)
*	LGI Homes Inc.	275,756	32,683
	Inter Parfums Inc.	243,149	31,483
	Boyd Gaming Corp.	443,080	28,645
*	Life Time Group Holdings Inc.	1,132,272	27,650
*,1	QuantumScape Corp. Class A	4,673,638	26,873
*	Stride Inc.	283,776	24,209
*	Fox Factory Holding Corp.	575,363	23,878
*	Liberty Media Corp.-Liberty Formula One Class A	330,366	23,631
	Steven Madden Ltd.	476,351	23,336
*	Cavco Industries Inc.	54,124	23,178
*,1	AMC Entertainment Holdings Inc. Class A	4,990,240	22,706
*	Peloton Interactive Inc. Class A	4,698,328	21,988
*	Cinemark Holdings Inc.	760,533	21,173
*	Madison Square Garden Entertainment Corp. Class A	482,942	20,540
*	Sonos Inc.	1,670,433	20,530
*	United Parks & Resorts Inc.	399,958	20,238
*	Gentherm Inc.	432,526	20,134
*	TripAdvisor Inc.	1,389,448	20,133
	LCI Industries	166,802	20,106
	Red Rock Resorts Inc. Class A	349,687	19,037
*	Sabre Corp.	5,047,835	18,526
	Columbia Sportswear Co.	222,173	18,483
*	Visteon Corp.	190,371	18,131
*,1	Global Business Travel Group I	1,961,951	15,087
*	Dave & Buster's Entertainment Inc.	437,083	14,883
*	Integral Ad Science Holding Corp.	1,336,481	14,447
	Levi Strauss & Co. Class A	659,921	14,386
*	JetBlue Airways Corp.	2,036,249	13,358
*	Revolve Group Inc. Class A	524,953	13,008
*	Figs Inc. Class A	1,795,177	12,279
*	Dream Finders Homes Inc. Class A	333,422	12,073
*	Coursera Inc.	1,516,304	12,039
	Allegiant Travel Co.	214,510	11,811
*,1	Vizio Holding Corp. Class A	1,040,700	11,625
*	Driven Brands Holdings Inc.	792,645	11,311
*	Rush Street Interactive Inc.	975,255	10,581
*	Topgolf Callaway Brands Corp.	950,784	10,440
*	Portillo's Inc. Class A	767,675	10,341
*	Udemy Inc.	1,349,940	10,044
*	Mister Car Wash Inc.	1,326,392	8,635
	Arhaus Inc. Class A	700,005	8,617
*	Instructure Holdings Inc.	302,106	7,115
	Camping World Holdings Inc. Class A	279,651	6,773
*,1	Frontier Group Holdings Inc.	1,240,119	6,635
*	BJ's Restaurants Inc.	151,884	4,945
*	Sun Country Airlines Holdings Inc.	364,292	4,084
*	Corsair Gaming Inc.	581,711	4,049
[1]	Bowlero Corp. Class A	307,791	3,613
*	Beyond Inc.	315,500	3,180
*	Angi Inc. Class A	899,440	2,321
*,1	Luminar Technologies Inc. Class A	2,462,458	2,215
*	Leslie's Inc.	572,973	1,811
*	Savers Value Village Inc.	166,279	1,749
*	Liberty Media Corp.-Liberty Live Class C	1	—
			5,802,656
Consumer Staples (3.0%)
	Casey's General Stores Inc.	512,740	192,642
	Lamb Weston Holdings Inc.	1,983,922	128,439
*	BellRing Brands Inc.	1,784,013	108,325
	Coca-Cola Consolidated Inc.	69,589	91,607
*	Freshpet Inc.	669,259	91,535
*	Darling Ingredients Inc.	2,195,057	81,568
*	Celsius Holdings Inc.	2,251,987	70,622
	WD-40 Co.	187,024	48,230
	Lancaster Colony Corp.	265,966	46,962
*	Simply Good Foods Co.	1,243,946	43,252
	Cal-Maine Foods Inc.	549,527	41,127
*	Post Holdings Inc.	322,576	37,338
*	Boston Beer Co. Inc. Class A	119,864	34,658

		Shares	Market Value ($000)
	J & J Snack Foods Corp.	160,867	27,688
	Utz Brands Inc.	912,299	16,148
	National Beverage Corp.	323,056	15,164
	Tootsie Roll Industries Inc.	227,525	7,046
			1,082,351
Energy (5.8%)
	Targa Resources Corp.	1,512,015	223,793
	EQT Corp.	4,099,852	150,219
	TechnipFMC plc	5,617,810	147,355
	Texas Pacific Land Corp.	134,822	119,282
	NOV Inc.	5,435,406	86,803
	Weatherford International plc	1,009,901	85,761
	ChampionX Corp.	2,629,971	79,294
	Matador Resources Co.	1,550,680	76,635
*	NEXTracker Inc. Class A	1,880,941	70,498
	Civitas Resources Inc.	1,362,185	69,022
	Noble Corp. plc	1,842,476	66,587
	Viper Energy Inc. Class A	1,400,331	63,169
	Magnolia Oil & Gas Corp. Class A	2,467,723	60,262
	Permian Resources Corp.	4,359,910	59,338
*	Antero Resources Corp.	2,039,226	58,424
	Cactus Inc. Class A	918,217	54,790
*	Valaris Ltd.	858,273	47,849
*	Tidewater Inc.	652,143	46,817
	Northern Oil & Gas Inc.	1,313,712	46,519
*	Transocean Ltd.	10,877,415	46,229
	Liberty Energy Inc. Class A	2,054,162	39,214
	Alpha Metallurgical Resources Inc.	152,708	36,067
*	Oceaneering International Inc.	1,401,096	34,845
	SM Energy Co.	789,723	31,565
*,1	Plug Power Inc.	12,142,416	27,442
	Kinetik Holdings Inc. Class A	536,057	24,262
*	Expro Group Holdings NV	1,379,588	23,687
	Sitio Royalties Corp. Class A	1,056,331	22,014
*,1	Fluence Energy Inc.	890,244	20,217
	Helmerich & Payne Inc.	612,920	18,645
[1]	Atlas Energy Solutions Inc. Class A	832,122	18,140
*	Ameresco Inc. Class A	451,149	17,117
	CONSOL Energy Inc.	152,152	15,923
*	Shoals Technologies Group Inc. Class A	2,352,250	13,196
[1]	New Fortress Energy Inc.	1,273,785	11,579
[1]	Comstock Resources Inc.	1,008,447	11,224
*	Helix Energy Solutions Group Inc.	997,567	11,073
	RPC Inc.	1,332,760	8,476
*,1	ChargePoint Holdings Inc.	5,576,859	7,640
*	Innovex International Inc.	457,550	6,717
*	Array Technologies Inc.	995,210	6,568
	Core Laboratories Inc.	322,334	5,973
*,1	EVgo Inc. Class A	1,399,963	5,796
[1]	HighPeak Energy Inc.	261,199	3,625
			2,079,651
Financials (5.6%)
*	Robinhood Markets Inc. Class A	10,005,162	234,321
	Erie Indemnity Co. Class A	350,995	189,474
	Kinsale Capital Group Inc.	305,365	142,169
	Blue Owl Capital Inc. Class A	7,185,460	139,111
	MarketAxess Holdings Inc.	495,032	126,827
	Morningstar Inc.	384,359	122,657
	Houlihan Lokey Inc. Class A	733,343	115,883
*,1	SoFi Technologies Inc.	13,242,030	104,082
	Ryan Specialty Holdings Inc. Class A	1,329,012	88,233
	Moelis & Co. Class A	971,608	66,565
*,1	MARA Holdings Inc.	3,861,743	62,637
	Hamilton Lane Inc. Class A	363,527	61,214
*	Clearwater Analytics Holdings Inc. Class A	2,215,239	55,935
*	Oscar Health Inc. Class A	2,564,096	54,385
	Pinnacle Financial Partners Inc.	506,377	49,610
*	Baldwin Insurance Group Inc. Class A	921,126	45,872
*,1	Upstart Holdings Inc.	1,050,244	42,020

		Shares	Market Value ($000)
	PJT Partners Inc. Class A	295,590	39,414
	Cohen & Steers Inc.	383,778	36,824
*	Credit Acceptance Corp.	66,858	29,646
*,1	Riot Platforms Inc.	3,770,846	27,980
	ServisFirst Bancshares Inc.	338,704	27,249
*	Goosehead Insurance Inc. Class A	300,732	26,855
	StepStone Group Inc. Class A	397,677	22,600
*,1	Trupanion Inc.	436,510	18,325
*	Palomar Holdings Inc.	171,676	16,253
*	Triumph Financial Inc.	153,172	12,183
*,1	Lemonade Inc.	734,581	12,113
	Live Oak Bancshares Inc.	233,110	11,042
	UWM Holdings Corp. Class A	1,253,731	10,682
	TFS Financial Corp.	775,067	9,967
*	Open Lending Corp.	1,399,329	8,564
	P10 Inc. Class A	633,278	6,782
*	Hagerty Inc. Class A	434,041	4,414
			2,021,888
Health Care (17.2%)
*	Natera Inc.	1,623,465	206,099
*	Vaxcyte Inc.	1,597,274	182,520
	Bio-Techne Corp.	2,192,530	175,249
*	Exact Sciences Corp.	2,550,497	173,740
*	Insmed Inc.	2,372,246	173,174
*	Neurocrine Biosciences Inc.	1,395,750	160,818
*	Sarepta Therapeutics Inc.	1,250,592	156,186
*	Catalent Inc.	2,374,240	143,808
*	Charles River Laboratories International Inc.	714,073	140,651
	Chemed Corp.	208,055	125,035
*	Medpace Holdings Inc.	342,355	114,278
	Ensign Group Inc.	788,373	113,384
*	Insulet Corp.	483,924	112,633
*	Globus Medical Inc. Class A	1,558,821	111,518
*	Repligen Corp.	734,439	109,299
*	Lantheus Holdings Inc.	958,389	105,183
*	Intra-Cellular Therapies Inc.	1,385,660	101,389
	Bruker Corp.	1,462,879	101,026
*	Halozyme Therapeutics Inc.	1,748,667	100,094
*	Penumbra Inc.	509,372	98,976
*	HealthEquity Inc.	1,201,036	98,305
*	Exelixis Inc.	3,740,703	97,071
*	REVOLUTION Medicines Inc.	2,075,228	94,112
*	Glaukos Corp.	718,966	93,667
*	Viking Therapeutics Inc.	1,452,921	91,984
*	Masimo Corp.	664,246	88,564
*	Inspire Medical Systems Inc.	411,638	86,876
*	Cytokinetics Inc.	1,624,169	85,756
*	Blueprint Medicines Corp.	874,422	80,884
*	Ionis Pharmaceuticals Inc.	1,959,321	78,490
*	Merit Medical Systems Inc.	763,323	75,439
*	Incyte Corp.	1,130,841	74,749
*	Option Care Health Inc.	2,360,707	73,890
*	Roivant Sciences Ltd.	6,129,924	70,739
*	TransMedics Group Inc.	437,620	68,706
*	Ultragenyx Pharmaceutical Inc.	1,208,644	67,140
*	Krystal Biotech Inc.	357,069	64,997
*	Doximity Inc. Class A	1,468,686	63,991
*	RadNet Inc.	919,136	63,779
*	Alkermes plc	2,273,054	63,623
*	Haemonetics Corp.	706,439	56,784
*	Corcept Therapeutics Inc.	1,226,079	56,743
*	PROCEPT BioRobotics Corp.	681,149	54,574
*	Axsome Therapeutics Inc.	563,226	50,617
*	Bridgebio Pharma Inc.	1,946,710	49,563
*	Axonics Inc.	705,684	49,116
*	Neogen Corp.	2,692,042	45,253
*	TG Therapeutics Inc.	1,923,426	44,989
*	Amicus Therapeutics Inc.	4,094,313	43,727
*	Denali Therapeutics Inc.	1,481,816	43,165

		Shares	Market Value ($000)
*	Evolent Health Inc. Class A	1,525,015	43,127
*	CorVel Corp.	130,064	42,517
*	Hims & Hers Health Inc.	2,304,756	42,454
*	Apellis Pharmaceuticals Inc.	1,428,712	41,204
*	PTC Therapeutics Inc.	1,061,863	39,395
*	Tandem Diabetes Care Inc.	903,653	38,324
*	Guardant Health Inc.	1,613,235	37,008
*	Veracyte Inc.	1,059,073	36,051
*	Sotera Health Co.	2,150,235	35,909
*	Agios Pharmaceuticals Inc.	785,361	34,894
*	Twist Bioscience Corp.	768,295	34,712
*	Surgery Partners Inc.	1,052,861	33,944
*	Astrana Health Inc.	581,987	33,720
*	iRhythm Technologies Inc.	431,187	32,011
*	Arrowhead Pharmaceuticals Inc.	1,630,263	31,578
*	Kymera Therapeutics Inc.	666,760	31,558
*	10X Genomics Inc. Class A	1,395,826	31,518
	CONMED Corp.	425,557	30,606
*	SpringWorks Therapeutics Inc.	922,744	29,565
*	R1 RCM Inc.	2,039,302	28,897
*	Inari Medical Inc.	683,634	28,193
*	Intellia Therapeutics Inc.	1,332,207	27,377
*	Privia Health Group Inc.	1,485,418	27,049
*	Crinetics Pharmaceuticals Inc.	525,209	26,838
*,1	Novavax Inc.	2,099,565	26,517
*	ACADIA Pharmaceuticals Inc.	1,717,419	26,414
*	NeoGenomics Inc.	1,769,101	26,094
*	STAAR Surgical Co.	678,968	25,224
*	Beam Therapeutics Inc.	1,023,923	25,086
*	Novocure Ltd.	1,493,795	23,348
*,1	Recursion Pharmaceuticals Inc. Class A	3,417,672	22,522
*	Teladoc Health Inc.	2,367,492	21,734
*	PACS Group Inc.	538,843	21,538
*	Arvinas Inc.	852,855	21,006
*	Certara Inc.	1,665,906	19,508
*	Warby Parker Inc. Class A	1,180,988	19,286
*	Xencor Inc.	945,176	19,007
*	AtriCure Inc.	638,581	17,906
*	Progyny Inc.	1,059,139	17,751
*	Harmony Biosciences Holdings Inc.	431,526	17,261
*	agilon health Inc.	4,259,833	16,741
*	Myriad Genetics Inc.	596,021	16,325
*,1	Waystar Holding Corp.	575,448	16,049
*	Alignment Healthcare Inc.	1,320,299	15,606
*	Relay Therapeutics Inc.	2,130,528	15,084
*	AdaptHealth Corp. Class A	1,299,473	14,593
*	Maravai LifeSciences Holdings Inc. Class A	1,661,014	13,803
*	Vir Biotechnology Inc.	1,509,107	11,303
*	BioCryst Pharmaceuticals Inc.	1,428,013	10,853
*	CareDx Inc.	346,278	10,813
	HealthStream Inc.	336,021	9,691
*	LifeStance Health Group Inc.	1,320,531	9,244
*,1	ImmunityBio Inc.	2,404,139	8,943
*	Rocket Pharmaceuticals Inc.	471,035	8,700
*	Phreesia Inc.	374,943	8,545
*	Cytek Biosciences Inc.	1,449,553	8,031
*	Ironwood Pharmaceuticals Inc. Class A	1,869,232	7,701
*	Sana Biotechnology Inc.	1,837,812	7,645
*	GoodRx Holdings Inc. Class A	1,088,874	7,557
*	Kiniksa Pharmaceuticals International plc Class A	252,573	6,312
*	Arcus Biosciences Inc.	344,495	5,267
*	Adaptive Biotechnologies Corp.	967,069	4,951
*	AnaptysBio Inc.	145,866	4,887
*	REGENXBIO Inc.	306,829	3,219
*,1	OPKO Health Inc.	1,925,557	2,869
*	Sage Therapeutics Inc.	379,069	2,737
*,1	Ginkgo Bioworks Holdings Inc. Class A	267,520	2,180
*	Innovage Holding Corp.	281,735	1,690
*,1	Prime Medicine Inc.	414,171	1,603
*	Zentalis Pharmaceuticals Inc.	367,888	1,354

		Shares	Market Value ($000)
*,1	Tempus AI Inc. Class A	6,973	395
*,1	Ardent Health Partners Inc.	8,337	153
*,2	OmniAb Inc. 12.5 Earnout	45,320	—
*,2	OmniAb Inc. 15 Earnout	45,320	—
			6,205,848
Industrials (20.8%)
*	Axon Enterprise Inc.	991,632	396,256
	Lennox International Inc.	443,132	267,780
	Watsco Inc.	480,735	236,464
	Graco Inc.	2,334,004	204,249
	Comfort Systems USA Inc.	493,157	192,504
	FTAI Aviation Ltd.	1,412,332	187,699
	Nordson Corp.	711,228	186,790
	Jack Henry & Associates Inc.	1,006,380	177,666
	Curtiss-Wright Corp.	528,649	173,762
*	TopBuild Corp.	417,222	169,730
	Advanced Drainage Systems Inc.	1,070,112	168,179
*	Saia Inc.	367,445	160,669
	Lincoln Electric Holdings Inc.	782,318	150,221
	A O Smith Corp.	1,655,847	148,745
	Woodward Inc.	824,545	141,418
	BWX Technologies Inc.	1,261,892	137,168
	Eagle Materials Inc.	464,037	133,480
*	Generac Holdings Inc.	830,297	131,918
*	Affirm Holdings Inc. Class A	3,137,847	128,087
	Toro Co.	1,433,816	124,355
*	WEX Inc.	567,097	118,937
*	Core & Main Inc. Class A	2,662,891	118,232
*	ATI Inc.	1,718,019	114,953
	Simpson Manufacturing Co. Inc.	582,001	111,319
*	Trex Co. Inc.	1,500,545	99,906
*	SPX Technologies Inc.	607,328	96,844
	AAON Inc.	894,601	96,474
	Cognex Corp.	2,374,788	96,179
*	Paylocity Holding Corp.	575,251	94,899
*	AZEK Co. Inc. Class A	1,997,313	93,474
*	WillScot Holdings Corp.	2,471,729	92,937
	Landstar System Inc.	489,376	92,428
*	Modine Manufacturing Co.	687,310	91,268
	Littelfuse Inc.	342,145	90,754
	Badger Meter Inc.	405,954	88,664
*	GXO Logistics Inc.	1,649,127	85,870
	CSW Industrials Inc.	229,563	84,110
*	XPO Inc.	763,156	82,047
	Installed Building Products Inc.	331,272	81,582
*	ExlService Holdings Inc.	2,116,461	80,743
	Exponent Inc.	700,239	80,724
*,1	Shift4 Payments Inc. Class A	899,959	79,736
	Armstrong World Industries Inc.	603,222	79,281
	Federal Signal Corp.	844,051	78,885
*	AeroVironment Inc.	388,340	77,862
	Maximus Inc.	830,611	77,380
*	BILL Holdings Inc.	1,399,003	73,811
*	ACI Worldwide Inc.	1,444,618	73,531
*	Chart Industries Inc.	590,878	73,352
*	Itron Inc.	620,607	66,287
	Herc Holdings Inc.	391,957	62,490
*	Verra Mobility Corp. Class A	2,159,102	60,045
*	Euronet Worldwide Inc.	588,962	58,443
	Franklin Electric Co. Inc.	535,902	56,173
*	MasTec Inc.	437,402	53,844
*	Spirit AeroSystems Holdings Inc. Class A	1,610,342	52,352
*	Rocket Lab USA Inc.	5,143,734	50,049
	Mueller Water Products Inc. Class A	2,150,498	46,666
*	Kratos Defense & Security Solutions Inc.	1,980,034	46,135
*	CBIZ Inc.	657,740	44,259
	John Bean Technologies Corp.	439,519	43,297
	UL Solutions Inc. Class A	812,688	40,065
	TriNet Group Inc.	411,370	39,891

		Shares	Market Value ($000)
*	Dycom Industries Inc.	190,809	37,608
	Enerpac Tool Group Corp. Class A	749,532	31,398
*	Leonardo DRS Inc.	1,091,992	30,816
*	Marqeta Inc. Class A	6,187,542	30,443
*,1	Bloom Energy Corp. Class A	2,670,871	28,204
*	Payoneer Global Inc.	3,690,700	27,791
	Kadant Inc.	81,061	27,399
*	Remitly Global Inc.	2,020,182	27,050
*	Flywire Corp.	1,631,286	26,737
*	RXO Inc.	944,549	26,447
*	Mercury Systems Inc.	696,983	25,788
	Tennant Co.	260,949	25,062
*	AvidXchange Holdings Inc.	2,439,598	19,785
*	Janus International Group Inc.	1,905,621	19,266
	Lindsay Corp.	150,263	18,729
*,1	PureCycle Technologies Inc.	1,935,486	18,387
*,1	Enovix Corp.	1,946,660	18,182
*	Upwork Inc.	1,731,021	18,089
*	Gibraltar Industries Inc.	210,381	14,712
*,1	Loar Holdings Inc.	185,608	13,844
*	Vicor Corp.	321,471	13,534
*	Legalzoom.com Inc.	1,696,526	10,773
*	Cimpress plc	103,716	8,496
	Gorman-Rupp Co.	144,142	5,614
*	Paymentus Holdings Inc. Class A	245,325	4,911
*,1	Symbotic Inc. Class A	171,244	4,177
*	ZipRecruiter Inc. Class A	423,557	4,024
*	Sterling Check Corp.	239,655	4,007
*	Triumph Group Inc.	269,018	3,468
*,1	Centuri Holdings Inc.	124,643	2,013
*	TaskUS Inc. Class A	115,923	1,498
*,2	GCI Liberty Inc.	14,603	—
			7,491,570
Real Estate (5.5%)
	Host Hotels & Resorts Inc.	9,699,811	170,717
	CubeSmart	3,112,910	167,568
	Equity LifeStyle Properties Inc.	2,319,533	165,475
	American Homes 4 Rent Class A	4,292,669	164,796
	Rexford Industrial Realty Inc.	2,815,445	141,645
	Americold Realty Trust Inc.	3,922,340	110,885
	UDR Inc.	2,276,301	103,208
	Healthcare Realty Trust Inc. Class A	5,021,285	91,136
	Terreno Realty Corp.	1,337,549	89,388
	Ryman Hospitality Properties Inc.	785,484	84,235
	Essential Properties Realty Trust Inc.	2,420,080	82,646
	Lamar Advertising Co. Class A	606,553	81,035
	Kite Realty Group Trust	3,032,074	80,532
	CareTrust REIT Inc.	2,129,416	65,714
	Independence Realty Trust Inc.	3,107,362	63,701
	Innovative Industrial Properties Inc.	391,078	52,639
	National Storage Affiliates Trust	943,735	45,488
	St. Joe Co.	564,480	32,915
*	Howard Hughes Holdings Inc.	416,148	32,222
	Phillips Edison & Co. Inc.	845,433	31,881
	Pebblebrook Hotel Trust	1,663,974	22,014
*	Redfin Corp.	1,596,948	20,010
	RLJ Lodging Trust	2,032,731	18,660
*	Opendoor Technologies Inc.	8,227,753	16,456
	Kennedy-Wilson Holdings Inc.	1,422,770	15,722
[1]	eXp World Holdings Inc.	1,061,149	14,952
	Paramount Group Inc.	2,551,476	12,553
	Xenia Hotels & Resorts Inc.	703,715	10,394
	Alexander's Inc.	14,281	3,461
			1,992,048
Technology (20.8%)
*	PTC Inc.	1,576,736	284,853
*	Manhattan Associates Inc.	846,060	238,064
	Entegris Inc.	2,087,698	234,929
*	Pure Storage Inc. Class A	4,264,625	214,255

		Shares	Market Value ($000)
*	Dynatrace Inc.	3,910,697	209,105
*	Guidewire Software Inc.	1,142,214	208,957
*	Nutanix Inc. Class A	3,455,346	204,729
*	AppLovin Corp. Class A	1,538,607	200,865
*	DocuSign Inc.	2,825,799	175,454
*,1	MicroStrategy Inc. Class A	990,693	167,031
*	Toast Inc. Class A	5,727,131	162,135
*	Onto Innovation Inc.	681,637	141,481
*	Match Group Inc.	3,559,725	134,700
	Universal Display Corp.	622,234	130,607
*	Twilio Inc. Class A	1,998,994	130,374
*	Samsara Inc. Class A	2,705,506	130,189
*	Dayforce Inc.	2,073,222	126,985
	Paycom Software Inc.	713,497	118,847
*	Fabrinet	499,009	117,986
*	Lattice Semiconductor Corp.	1,901,655	100,921
*	SPS Commerce Inc.	517,649	100,512
*	Smartsheet Inc. Class A	1,814,139	100,431
*	Coherent Corp.	1,058,020	94,069
*	CommVault Systems Inc.	603,389	92,831
*	Elastic NV	1,205,522	92,536
*	SentinelOne Inc. Class A	3,816,166	91,283
*	MACOM Technology Solutions Holdings Inc.	797,134	88,689
*	Novanta Inc.	495,597	88,672
*	Procore Technologies Inc.	1,427,853	88,127
*,1	Unity Software Inc.	3,834,662	86,740
*	Aspen Technology Inc.	349,257	83,410
*	Varonis Systems Inc.	1,471,046	83,114
*	Gitlab Inc. Class A	1,556,984	80,247
*	Dropbox Inc. Class A	3,109,883	79,084
*	Zeta Global Holdings Corp. Class A	2,503,406	74,677
*	Altair Engineering Inc. Class A	779,294	74,430
*	UiPath Inc. Class A	5,753,032	73,639
*	Impinj Inc.	329,886	71,427
*	HashiCorp Inc. Class A	1,999,354	67,698
*	Appfolio Inc. Class A	285,838	67,286
*	Tenable Holdings Inc.	1,561,874	63,287
*	Q2 Holdings Inc.	790,520	63,060
	Dolby Laboratories Inc. Class A	823,759	63,042
*	Rambus Inc.	1,486,276	62,751
*	Box Inc. Class A	1,909,111	62,485
*	Qualys Inc.	482,714	62,009
*	Credo Technology Group Holding Ltd.	1,947,927	59,996
*	Confluent Inc. Class A	2,934,093	59,797
	Advanced Energy Industries Inc.	519,989	54,724
*	Workiva Inc. Class A	676,632	53,535
*	Silicon Laboratories Inc.	445,692	51,509
	Power Integrations Inc.	784,375	50,294
*	FormFactor Inc.	1,068,178	49,136
*	Semtech Corp.	1,038,487	47,417
	Pegasystems Inc.	648,464	47,396
*	Axcelis Technologies Inc.	450,206	47,204
*	ZoomInfo Technologies Inc. Class A	4,285,627	44,228
*	SiTime Corp.	255,444	43,811
*	Envestnet Inc.	686,314	42,977
*	BlackLine Inc.	772,421	42,591
	Clear Secure Inc. Class A	1,273,340	42,198
*	Squarespace Inc. Class A	875,746	40,661
*	Allegro MicroSystems Inc.	1,740,113	40,545
*	Diodes Inc.	607,511	38,935
*	nCino Inc.	1,196,410	37,795
*	Perficient Inc.	485,281	36,629
*	JFrog Ltd.	1,219,404	35,412
*	Alarm.com Holdings Inc.	645,808	35,306
*	Rapid7 Inc.	865,333	34,518
*	Cargurus Inc. Class A	1,145,657	34,404
*	Freshworks Inc. Class A	2,921,211	33,536
*	Intapp Inc.	670,224	32,057
*	Klaviyo Inc. Class A	902,210	31,920
*	DoubleVerify Holdings Inc.	1,877,733	31,621

		Shares	Market Value ($000)
*	Vertex Inc. Class A	811,985	31,270
*	DigitalOcean Holdings Inc.	763,391	30,833
*	Yelp Inc. Class A	877,302	30,776
*	Ambarella Inc.	537,407	30,312
*	Blackbaud Inc.	356,332	30,174
*	Five9 Inc.	1,038,357	29,832
*	Rogers Corp.	256,714	29,011
*,1	C3.ai Inc. Class A	1,122,300	27,193
*	Veeco Instruments Inc.	783,617	25,961
*	Braze Inc. Class A	801,871	25,933
*	Magnite Inc.	1,850,524	25,630
*	Reddit Inc. Class A	360,414	23,758
*	AvePoint Inc.	1,933,066	22,752
*	PagerDuty Inc.	1,187,660	22,031
*	LiveRamp Holdings Inc.	873,242	21,639
*	Alkami Technology Inc.	683,163	21,547
*,1	IonQ Inc.	2,390,275	20,891
*	Sprout Social Inc. Class A	661,194	19,221
*	Appian Corp. Class A	539,656	18,424
*	Jamf Holding Corp.	1,057,196	18,342
*,1	Astera Labs Inc.	321,866	16,863
*	Zuora Inc. Class A	1,929,268	16,630
*,1	Wolfspeed Inc.	1,654,406	16,048
*	Paycor HCM Inc.	1,110,693	15,761
*	Schrodinger Inc.	834,545	15,481
*	Asana Inc. Class A	1,181,188	13,690
*,1	Onestream Inc. Class A	389,094	13,190
*	Fastly Inc. Class A	1,720,707	13,026
*	Sprinklr Inc. Class A	1,538,915	11,896
*	Xometry Inc. Class A	613,303	11,266
*	PROS Holdings Inc.	586,437	10,861
*	SEMrush Holdings Inc. Class A	681,838	10,712
*	Yext Inc.	1,398,184	9,675
*	Amplitude Inc. Class A	1,001,989	8,988
[1]	QXO Inc.	565,596	8,919
*	PubMatic Inc. Class A	568,972	8,461
*	Matterport Inc.	1,870,940	8,419
*	MediaAlpha Inc. Class A	453,254	8,208
*	MaxLinear Inc. Class A	523,571	7,581
*	Meridianlink Inc.	366,213	7,533
*	NerdWallet Inc. Class A	587,679	7,469
*	Olo Inc. Class A	1,444,115	7,163
*,1	Getty Images Holdings Inc.	1,687,437	6,429
*,1	Rumble Inc.	1,145,724	6,141
	Shutterstock Inc.	170,948	6,046
*	N-able Inc.	458,272	5,985
*,1	Ibotta Inc. Class A	97,038	5,979
*	Nextdoor Holdings Inc.	2,204,999	5,468
*	Vimeo Inc.	971,324	4,905
*	Enfusion Inc. Class A	387,679	3,679
*	nLight Inc.	315,221	3,370
*	Planet Labs PBC	1,414,833	3,155
*,1	Trump Media & Technology Group Corp.	191,395	3,076
*	Thoughtworks Holding Inc.	669,483	2,959
*	Definitive Healthcare Corp. Class A	637,752	2,851
*	BigCommerce Holdings Inc.	428,997	2,510
*	SecureWorks Corp. Class A	28,991	257
			7,504,335
Telecommunications (1.9%)
*	Roku Inc.	1,757,992	131,252
*	Liberty Broadband Corp. Class C	1,608,904	124,352
*	Ciena Corp.	1,986,791	122,366
*	Lumentum Holdings Inc.	891,977	56,533
[1]	InterDigital Inc.	347,001	49,146
	Cogent Communications Holdings Inc.	608,753	46,217
	Iridium Communications Inc.	1,470,573	44,779
*	Calix Inc.	773,217	29,993
*,1	Infinera Corp.	2,928,738	19,769
*	Liberty Broadband Corp. Class A	225,196	17,300

			Shares	Market Value ($000)
*		Globalstar Inc.	10,490,125	13,008
*		Extreme Networks Inc.	854,361	12,841
		Shenandoah Telecommunications Co.	715,550	10,096
*		Gogo Inc.	400,311	2,874
				680,526
Utilities (1.4%)
*		Clean Harbors Inc.	670,496	162,066
*		Casella Waste Systems Inc. Class A	857,589	85,321
*		Talen Energy Corp.	352,260	62,787
		Ormat Technologies Inc.	792,738	60,993
*		Sunrun Inc.	2,933,337	52,976
		California Water Service Group	812,075	44,031
*,1		Sunnova Energy International Inc.	1,551,267	15,109
*		Net Power Inc.	404,147	2,833
				486,116
Total Common Stocks (Cost $27,222,727)				35,998,637
Rights (0.0%)
*		Seaport Entertainment Group Inc. Exp. 10/10/24 (Cost $—)	14,011	42
		Coupon
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[3,4]	Vanguard Market Liquidity Fund (Cost $580,450)	5.014%	5,806,662	580,666
Total Investments (101.5%) (Cost $27,803,177)				36,579,345
Other Assets and Liabilities—Net (-1.5%)				(532,309)
Net Assets (100%)				36,047,036
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $483,570,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $534,050,000 was received for securities on loan, of which $533,625,000 is held in Vanguard Market Liquidity Fund and $425,000 is held in cash.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2024	71	7,985	9

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
C3.ai Inc. Class A	1/31/25	CITNA	9,569	(5.143)	328	—
MicroStrategy Inc. Class A	1/31/25	CITNA	28,470	(5.143)	7,669	—
Wolfspeed Inc.	8/29/25	BANA	975	(5.143)	—	(9)
					7,997	(9)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At September 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $10,011,000 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	35,998,637	—	—	35,998,637
Rights	42	—	—	42
Temporary Cash Investments	580,666	—	—	580,666
Total	36,579,345	—	—	36,579,345

Derivative Financial Instruments
Assets
Futures Contracts[1]	9	—	—	9
Swap Contracts	—	7,997	—	7,997
Total	9	7,997	—	8,006
Liabilities
Swap Contracts	—	(9)	—	(9)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.